INTANGIBLE ASSETS AND GOODWILL - Changes in net carrying amounts of intangible assets and goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total intangible assets
Beginning of period	$ 12,251	$ 12,281
End of period	17,896	12,251
Goodwill
Goodwill at beginning of period	4,031
Goodwill at end of period	16,280	4,031
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	16,282	16,305
Intangible assets and goodwill at end of period	34,176	16,282
Gross Carrying Amount, Before Adjustment
Total intangible assets
Beginning of period	14,327	14,343
Accumulated impairment losses	(118)	(118)
End of period		14,327
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	18,579	18,588
Accumulated impairment losses	(339)	(339)
Intangible assets and goodwill at end of period		18,579
Gross carrying amount
Indefinite-life
Acquisitions through business combinations, intangible assets and goodwill	18,306
Acquisitions through business combinations, intangible assets other than goodwill	6,057
Total intangible assets
Beginning of period	14,209	14,225
Additions	77	52
Disposals and other	63	68
End of period	20,280	14,209
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	18,240	18,249
Additions	77	59
Disposals and other	(63)	(68)
Intangible assets and goodwill at end of period	36,560	18,240
Accumulated amortization
Total intangible assets
Beginning of period	(1,958)	(1,944)
Accumulated impairment losses	489	82
Disposals and other	(63)	(68)
End of period	(2,384)	(1,958)
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(1,958)	(1,944)
Accumulated impairment losses	489	82
Disposals and other	(63)	68
Intangible assets and goodwill at end of period	(2,384)	(1,958)
Customer relationships
Finite-life
Beginning of period	47	63
End of period	5,579	47
Customer relationships | Gross Carrying Amount, Before Adjustment
Finite-life
Beginning of period	1,674	1,669
Accumulated impairment losses	0	0
End of period		1,674
Customer relationships | Gross carrying amount
Indefinite-life
Acquisitions through business combinations, intangible assets other than goodwill	5,930
Finite-life
Beginning of period	1,674	1,669
Additions	0	5
Disposals and other	0	0
End of period	7,604	1,674
Customer relationships | Accumulated amortization
Finite-life
Beginning of period	1,627	1,606
Accumulated impairment losses	398	21
Disposals and other	0	0
End of period	2,025	1,627
Acquired program rights
Finite-life
Beginning of period	123	137
End of period	127	123
Acquired program rights | Gross Carrying Amount, Before Adjustment
Finite-life
Beginning of period	189	210
Accumulated impairment losses	(5)	(5)
End of period		189
Acquired program rights | Gross carrying amount
Indefinite-life
Acquisitions through business combinations, intangible assets other than goodwill	0
Finite-life
Beginning of period	184	205
Additions	74	47
Disposals and other	63	68
End of period	195	184
Acquired program rights | Accumulated amortization
Finite-life
Beginning of period	61	68
Accumulated impairment losses	70	61
Disposals and other	(63)	(68)
End of period	68	61
Goodwill
Goodwill
Goodwill at beginning of period	4,031	4,024
Goodwill at end of period	16,280	4,031
Goodwill | Gross Carrying Amount, Before Adjustment
Goodwill
Goodwill at beginning of period	4,252	4,245
Accumulated impairment losses	(221)	(221)
Goodwill at end of period		4,252
Goodwill | Gross carrying amount
Indefinite-life
Acquisitions Through Business Combinations, Goodwill	12,249
Goodwill
Goodwill at beginning of period	4,031	4,024
Additions	0	7
Disposals and other	0	0
Goodwill at end of period	16,280	4,031
Goodwill | Accumulated amortization
Goodwill
Goodwill at beginning of period	0	0
Accumulated impairment losses	0	0
Disposals and other	0	0
Goodwill at end of period	0	0
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(221)
Intangible assets and goodwill at end of period		(221)
Brand names
Finite-life
Beginning of period	0
End of period	56	0
Brand names | Gross Carrying Amount, Before Adjustment
Finite-life
Beginning of period	0
Accumulated impairment losses	0
End of period		0
Brand names | Gross carrying amount
Indefinite-life
Acquisitions through business combinations, intangible assets other than goodwill	75
Finite-life
Beginning of period	0
Additions	0
Disposals and other	0
End of period	75	0
Brand names | Accumulated amortization
Finite-life
Beginning of period	0
Accumulated impairment losses	19
Disposals and other	0
End of period	19	0
Other intangible assets
Finite-life
Beginning of period	0
End of period	50	0
Other intangible assets | Gross Carrying Amount, Before Adjustment
Finite-life
Beginning of period	0
Accumulated impairment losses	0
End of period		0
Other intangible assets | Gross carrying amount
Indefinite-life
Acquisitions through business combinations, intangible assets other than goodwill	52
Finite-life
Beginning of period	0
Additions	0
Disposals and other	0
End of period	52	0
Other intangible assets | Accumulated amortization
Finite-life
Beginning of period	0
Accumulated impairment losses	2
Disposals and other	0
End of period	2	0
Customer Relationships, Brand Names, And Other | Accumulated amortization
Total intangible assets
Accumulated impairment losses	(419)
Spectrum licences
Indefinite-life
Beginning of period	11,714	11,714
Period end	11,717	11,714
Spectrum licences | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	11,714	11,714
Accumulated impairment losses	0	0
Period end		11,714
Spectrum licences | Gross carrying amount
Indefinite-life
Beginning of period	11,714	11,714
Additions	3	0
Acquisitions through business combinations, intangible assets other than goodwill	0
Disposals and other	0	0
Period end	11,717	11,714
Spectrum licences | Accumulated amortization
Indefinite-life
Beginning of period	0	0
Accumulated impairment losses	0	0
Period end	0	0
Total intangible assets
Disposals and other	0	0
Broadcast licences
Indefinite-life
Beginning of period	231	231
Period end	231	231
Broadcast licences | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	330	330
Accumulated impairment losses	99	99
Period end		330
Broadcast licences | Gross carrying amount
Indefinite-life
Beginning of period	231	231
Additions	0	0
Acquisitions through business combinations, intangible assets other than goodwill	0
Disposals and other	0	0
Period end	231	231
Broadcast licences | Accumulated amortization
Indefinite-life
Beginning of period	0	0
Accumulated impairment losses	0	0
Period end	0	0
Total intangible assets
Disposals and other	0	0
Brand names
Indefinite-life
Beginning of period	136	136
Period end	136	136
Brand names | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	420	420
Accumulated impairment losses	14	14
Period end		420
Brand names | Gross carrying amount
Indefinite-life
Beginning of period	406	406
Additions	0	0
Acquisitions through business combinations, intangible assets other than goodwill	0
Disposals and other	0	0
Period end	406	406
Brand names | Accumulated amortization
Indefinite-life
Beginning of period	270	270
Accumulated impairment losses	0	0
Period end	270	270
Total intangible assets
Disposals and other	$ 0	$ 0